CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	6 Months Ended				12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2018		Jun. 30, 2017		Mar. 31, 2017
Operating activities:
Net loss		$ (38,726)	$ (50,211)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization		20,131	22,572
Amortization of deferred drydocking and survey costs		206	2,230
Amortization of debt premium and discounts		(715)	(900)
Gain on asset dispositions, net		(6,616)	(3,257)
Asset impairments		16,777 [1]	7,401	[2]
Changes in investments in, at equity, and advances to unconsolidated companies		(4,531)	27,881
Compensation expense - stock-based		3,731	6,139
Changes in assets and liabilities, net:
Trade and other receivables		2,312	(15,097)
Changes in due to/from affiliate, net		(2,373)
Changes in due to/from related parties, net			19,869
Marine operating supplies		1,229	(711)
Other current assets		10,305	8,752
Accounts payable		(1,259)	1,709
Accrued expenses		(24,896)	(6,652)
Accrued property and liability losses		(176)	205
Other current liabilities		(4,026)	5,590
Other liabilities		(1,089)	11
Cash paid for deferred drydocking and survey costs			(13,394)
Other, net		(5,830)	4,846
Net cash provided by (used in) operating activities		(35,546)	16,983
Cash flows from investing activities:
Proceeds from sales of assets		32,742	12,968
Additions to properties and equipment		(9,834)	(5,775)
Net cash provided by (used in) investing activities		22,908	7,193
Cash flows from financing activities:
Principal payment on long-term debt		(1,176)	(2,637)
Payments to General Unsecured Creditors		(93,719)	(8,377)
Cash received for issuance of common stock		2
Other			(1,998)
Net cash used in financing activities		(94,893)	(13,012)
Net change in cash, cash equivalents and restricted cash		(107,531)	11,164
Cash, cash equivalents and restricted cash at beginning of period		560,866	453,335
Cash, cash equivalents and restricted cash at end of period	$ 560,866	453,335	464,499
Cash paid during the period for:
Interest, net of amounts capitalized		8,223	16,134
Income taxes		4,654	$ 10,083
Predecessor
Operating activities:
Net loss	(1,646,909)				$ (611,382)		$ (650,011)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Reorganization items	1,368,882				308,011
Depreciation and amortization	47,447				73,879		167,291
Provision for deferred income taxes	(5,543)				(7,743)		(2,200)
Gain on asset dispositions, net	(3,561)				(9,253)		(24,099)
Asset impairments	184,748 [1]				228,280	[2]	484,727 [1]
Changes in investments in, at equity, and advances to unconsolidated companies	(4,252)				(9,163)		(7,613)
Compensation expense - stock-based	1,707				(562)		3,278
Excess tax liability on stock option activity					4,927		4,927
Changes in assets and liabilities, net:
Trade and other receivables	6,286				57,701		104,829
Changes in due to/from affiliate, net	1,301						20,829
Changes in due to/from related parties, net					22,983
Marine operating supplies	88				(922)		2,285
Other current assets	(1,840)				(22,668)		(12,523)
Accounts payable	8,157				(15,384)		(17,531)
Accrued expenses	17,245				17,870		(18,687)
Accrued property and liability losses	(822)				(816)		262
Other current liabilities	(2,337)				(1,216)		(26,658)
Other liabilities	2,884				3,135		(2,657)
Other, net	4,932				9,110		3,372
Net cash provided by (used in) operating activities	(21,587)				46,787		29,821
Cash flows from investing activities:
Proceeds from sales of assets	2,172				3,072		14,797
Additions to properties and equipment	(2,265)				(9,982)		(25,499)
Payments related to novated vessel construction contract	5,272
Proceeds related to novated vessel construction contract					5,272
Refunds from cancelled vessel construction contracts							25,565
Net cash provided by (used in) investing activities	5,179				(1,638)		14,863
Cash flows from financing activities:
Principal payment on long-term debt	(5,124)				(5,048)		(10,069)
Payments to General Unsecured Creditors	(122,806)
Other	(1,200)				(6,127)		(6,649)
Net cash used in financing activities	(129,130)				(11,175)		(16,718)
Net change in cash, cash equivalents and restricted cash	(145,538)				33,974		27,966
Cash, cash equivalents and restricted cash at beginning of period	706,404	$ 560,866			649,804		678,438
Cash, cash equivalents and restricted cash at end of period	560,866				683,778		706,404
Cash paid during the period for:
Interest, net of amounts capitalized	1,577				8,651		70,687
Income taxes	$ 4,740				5,778		26,916
Additions to properties and equipment					$ 282		$ 5,047

[1]	The period August 1, 2017 through December 31, 2017 and the year ended March 31, 2017 included $2.3 million and $2.2 million, respectively, of impairments related to inventory and other non-vessel assets.
[2]	Refer to Note (14) for additional information regarding asset impairment.